CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 16 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or outstanding accounts receivable individually represented 10% or more of the Company’s total outstanding accounts receivable, as follows:

For the three months ending March 31, 2020, no customers individually represented 10% or more of the Company’s total revenue, and two customers accounted for 20%, or $36,099, of the outstanding accounts receivable. For the three months ending March 31, 2019, no customers individually represented 10% or more of the Company’s total revenue, and three customers accounted for 42%, or $44,730, of the outstanding accounts receivable.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases, as follows:

For the three months ending March 31, 2020, the Company purchased 65% of the Company’s inventory from two vendors, of which $64,152 amount was due to these vendors. For the three months ending March 31, 2019, the Company purchased 95% of the Company’s inventory from two vendors, of which $0 amount was due to these vendors.

NOTE 17 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or outstanding accounts receivable individually represented 10% or more of the Company’s total outstanding accounts receivable, as follows:

For the year ended December 31, 2019, no customers individually represented 10% or more of the Company’s total revenue, and one customer accounted for 12%, or $19,471, of the outstanding accounts receivable. For the year ended December 31, 2018, one customer individually represented 16%, or $24,914, of the Company’s total revenue, and three customers accounted for 69%, or $27,822 of the outstanding accounts receivable.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases, as follows:

For the year ended December 31, 2019, the Company purchased 86% of the Company’s inventory from two vendors, of which no amount was due to these vendors. For the year ended December 31, 2018, the Company purchased 97% of the Company’s inventory from two vendors, of which no amount was due to these vendors.